Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, expiration period (In years)	10 years
Cash settled Stock Appreciation rights issued	640,000
Cash received from option exercises	$ 7.9	$ 15.6	$ 10.3
Tax benefit realized from stock options exercised	1.4	3.6	2.0
Intrinsic value of options exercised	3.1	10.3	6.0
Released intrinsic value	3.5	1.7	1.4
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares vesting period (In years)	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares vesting period (In years)	6 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled Stock Appreciation rights issued	5,668	63,000
Unrecognized compensation cost related to unvested	0.6
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	16.9
Expected to be recognized, weighted-average period (In years)	2 years 10 months 24 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	25.4
Expected to be recognized, weighted-average period (In years)	2 years 10 months 24 days
Fair value, vested	16.9	14.0	12.6
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	3.4
Expected to be recognized, weighted-average period (In years)	2 years
Fair value, vested	$ 4.0	$ 5.3	$ 7.0
2004 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	3,000,000
Common stock available for grant	17,107
2004 Long-Term Incentive Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	600,000
2006 Global Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	3,500,000
Common stock available for grant	182,688
2006 Global Long-Term Incentive Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	1,100,000
2006 Global Long-Term Incentive Plan | Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant	62,810
2009 Omnibus Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	6,000,000
Common stock available for grant	1,501,210
2009 Omnibus Incentive Compensation Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	5,400,000